TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of Trade and Notes Payables

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Trade payables	20,160	32,893